PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited)
1
Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.4%
Australia : 0.4%
6,504
Anglogold Ashanti PLC
$ 622,247
0.4
Brazil : 2.5%
108,899  Cia Paranaense de
Energia - Copel
312,370
0.2
4,800
Equatorial Energia SA
36,605
0.0
23,534  MBRF Global Foods Co.
SA
74,970
0.1
51,692
Porto Seguro SA
495,652
0.4
39,072
(1)
Rede D'Or Sao Luiz SA
263,498
0.2
35,250
Telefonica Brasil SA
233,251
0.2
136,961
TIM SA/Brazil
604,908
0.4
7,200
Totvs SA
47,529
0.0
69,514
Ultrapar Participacoes SA
359,659
0.3
45,491
Vale SA - Foreign
743,522
0.5
55,433
Vibra Energia SA
327,463
0.2
3,499,427
2.5
Chile : 0.1%
2,047,679
Enel Chile SA
177,841
0.1
China : 21.0%
47,000  AAC Technologies
Holdings, Inc.
273,154
0.2
11,000
Airtac International Group
488,480
0.3
142,800  Alibaba Group Holding
Ltd.
2,213,994
1.6
10,000  Aluminum Corp. of China
Ltd. - Class H
14,004
0.0
75,000  Bank of China Ltd. -
Class H
49,856
0.0
162,200  Bank of Shanghai Co.
Ltd. - Class A
216,393
0.2
26,000  Baoshan Iron & Steel Co.
Ltd. - Class A
23,185
0.0
85,000  Beijing Enterprises
Holdings Ltd.
334,278
0.2
44,400
(1)
BOC Aviation Ltd.
432,875
0.3
158,300  BOE Technology Group
Co. Ltd. - Class A
119,541
0.1
20,000  BYD Electronic
International Co. Ltd.
74,450
0.1
464  Cambricon Technologies
Corp. Ltd. - Class A
89,822
0.1
215,600  Changjiang Securities
Co. Ltd. - Class A
259,022
0.2
566,000  China CITIC Bank Corp.
Ltd. - Class H
526,586
0.4
36,000  China Construction Bank
Corp. - Class H
39,006
0.0
12,300  China Gold International
Resources Corp. Ltd.
236,944
0.2
35,500  China Hongqiao Group
Ltd.
127,290
0.1
65,600
(1)
China International
Capital Corp. Ltd. - Class
H
164,277
0.1
158,000  China Mengniu Dairy Co.
Ltd.
342,094
0.2
102,500  China Merchants Bank
Co. Ltd. - Class H
616,645
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
8,000  China Merchants Port
Holdings Co. Ltd.
$ 15,717
0.0
224,000  China Minsheng Banking
Corp. Ltd. - Class H
96,002
0.1
110,000  China National Building
Material Co. Ltd. - Class
H
74,459
0.1
224,300  China National Chemical
Engineering Co. Ltd. -
Class A
255,658
0.2
86,000  China Oilfield Services
Ltd. - Class H
86,777
0.1
41,200  China Pacific Insurance
Group Co. Ltd. - Class H
165,384
0.1
169,000  China Railway Group Ltd.
- Class H
75,601
0.1
276,700  China Railway Signal &
Communication Corp.
Ltd. - Class A
196,243
0.1
25,000  China Resources Land
Ltd.
112,591
0.1
15,600
(1)
China Resources Mixc
Lifestyle Services Ltd.
82,786
0.1
233,400  China State Construction
Engineering Corp. Ltd. -
Class A
166,482
0.1
233,700
(1)
China Tower Corp. Ltd. -
Class H
295,681
0.2
576,000  Chongqing Rural
Commercial Bank Co.
Ltd. - Class H
467,450
0.3
38,500  CITIC Securities Co. Ltd.
- Class H
128,282
0.1
201,000  CMOC Group Ltd. - Class
H
469,120
0.3
5,200  Contemporary Amperex
Technology Co. Ltd. -
Class H
491,371
0.3
515,000  CRRC Corp. Ltd. - Class
H
341,385
0.2
423,000
Far East Horizon Ltd.
415,320
0.3
7,600
(1)
Ganfeng Lithium Group
Co. Ltd. - Class H
62,443
0.0
71,000  Geely Automobile
Holdings Ltd.
170,504
0.1
152,600  GF Securities Co. Ltd. -
Class H
314,638
0.2
37,900  Goldwind Science &
Technology Co. Ltd. -
Class A
131,167
0.1
234,000  Great Wall Motor Co. Ltd.
- Class H
310,830
0.2
394,000  Guangdong Investment
Ltd.
419,796
0.3
6,400  Guangzhou Tinci
Materials Technology Co.
Ltd. - Class A
49,197
0.0
6,713
H World Group Ltd., ADR
301,347
0.2
9,000  Haitian International
Holdings Ltd.
22,730
0.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
36,000
(1)
Hansoh Pharmaceutical
Group Co. Ltd.
$ 144,169
0.1
19,000  Hengan International
Group Co. Ltd.
59,052
0.0
167,400
(1)
Huatai Securities Co. Ltd.
- Class H
339,039
0.2
23,100  Huayu Automotive
Systems Co. Ltd. - Class
A
57,029
0.0
1,223,592  Industrial & Commercial
Bank of China Ltd. -
Class H
1,036,206
0.7
60,900  Inner Mongolia Yili
Industrial Group Co. Ltd.
- Class A
242,119
0.2
4,950
JD.com, Inc. - Class A
71,358
0.1
24,200  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
150,503
0.1
23,218
Kanzhun Ltd., ADR
315,068
0.2
378,000
Kunlun Energy Co. Ltd.
345,351
0.2
38,900  LB Group Co. Ltd. - Class
A
82,184
0.1
310,000
Lenovo Group Ltd.
950,014
0.7
280,000
(1)
Meitu, Inc.
155,939
0.1
24,200  Midea Group Co. Ltd. -
Class H
264,690
0.2
29,800  MINISO Group Holding
Ltd.
97,763
0.1
2,095  Montage Technology Co.
Ltd. - Class A
78,527
0.1
86,500  NARI Technology Co. Ltd.
- Class A
318,217
0.2
17,700
NetEase, Inc.
433,977
0.3
63,200  New Oriental Education &
Technology Group, Inc.
291,091
0.2
6,020  Ningbo Deye Technology
Co. Ltd. - Class A
102,937
0.1
616,000  People's Insurance Co.
Group of China Ltd. -
Class H
407,119
0.3
256,000  PICC Property & Casualty
Co. Ltd. - Class H
475,132
0.3
138,000  Ping An Bank Co. Ltd. -
Class A
222,908
0.2
132,500  Ping An Insurance Group
Co. of China Ltd. - Class
H
1,014,836
0.7
1,168
Piotech, Inc. - Class A
108,633
0.1
147,100  SAIC Motor Corp. Ltd. -
Class A
267,783
0.2
3,800  Sangfor Technologies,
Inc. - Class A
60,348
0.0
93,500  Sany Heavy Industry Co.
Ltd. - Class A
248,248
0.2
4,800  Seres Group Co. Ltd. -
Class A
57,758
0.0
76,800  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
32,934
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
17,329  Shanghai Allist
Pharmaceuticals Co. Ltd.
- Class A
$ 229,738
0.2
12,484  Shanghai BOCHU
Electronic Technology
Corp. Ltd. - Class A
300,761
0.2
58,000  Shanghai International
Airport Co. Ltd. - Class A
214,839
0.2
26,800  Shanghai Putailai New
Energy Technology Co.
Ltd. - Class A
121,439
0.1
50,000  Sino Biopharmaceutical
Ltd.
31,865
0.0
152,000  Sinopharm Group Co.
Ltd. - Class H
327,896
0.2
42,000
Sinotruk Hong Kong Ltd.
199,681
0.1
2,000  Sungrow Power Supply
Co. Ltd. - Class A
52,616
0.0
176,700  TCL Technology Group
Corp. - Class A
111,815
0.1
53,300
Tencent Holdings Ltd.
2,895,875
2.0
15,042  Tencent Music
Entertainment Group,
ADR
138,687
0.1
140,400  Tongcheng Travel
Holdings Ltd.
253,640
0.2
2,700
(2)
Trip.com Group Ltd.
127,210
0.1
22,981  Vipshop Holdings Ltd.,
ADR
326,790
0.2
26,000  Weichai Power Co. Ltd. -
Class H
138,119
0.1
20,900
(1)
WuXi AppTec Co. Ltd. -
Class H
348,002
0.2
125,200  XCMG Construction
Machinery Co. Ltd. -
Class A
180,355
0.1
78,000
Xinyi Solar Holdings Ltd.
26,604
0.0
184,000
(1)
Yadea Group Holdings
Ltd.
264,605
0.2
61,800  Yealink Network
Technology Corp. Ltd. -
Class A
329,927
0.2
67,100  Yintai Gold Co. Ltd. -
Class A
224,230
0.2
13,800  Yutong Bus Co. Ltd. -
Class A
65,855
0.1
36,000  Zhaojin Mining Industry
Co. Ltd. - Class H
99,674
0.1
58,700  Zhejiang Chint Electrics
Co. Ltd. - Class A
252,808
0.2
118,000  Zhejiang Dahua
Technology Co. Ltd. -
Class A
291,234
0.2
163,200  Zhejiang Longsheng
Group Co. Ltd. - Class A
270,387
0.2
63,200  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
327,107
0.2
158,000  Zijin Mining Group Co.
Ltd. - Class H
662,371
0.5

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
94,600  Zoomlion Heavy Industry
Science and Technology
Co. Ltd. - Class A
$ 100,811
0.1
30,000
(2)
ZTE Corp. - Class H
102,296
0.1
3,100  ZTO Express Cayman,
Inc.
68,269
0.1
29,877,295
21.0
Greece : 1.1%
54,366
Alpha Bank SA
248,521
0.2
71,820
Eurobank SA
334,513
0.2
22,387  National Bank of Greece
SA
387,285
0.3
60,828
Piraeus Bank SA
645,381
0.4
1,615,700
1.1
Hungary : 0.5%
16,470
Richter Gedeon Nyrt
696,939
0.5
India : 10.8%
2,096
ABB India Ltd.
160,133
0.1
25,685
Axis Bank Ltd.
347,883
0.2
79,684
Bharat Electronics Ltd.
344,279
0.2
89,505  Bharat Heavy Electricals
Ltd.
392,658
0.3
118,884  Bharat Petroleum Corp.
Ltd.
372,753
0.3
14,835
Bharti Airtel Ltd.
285,429
0.2
5,856
BSE Ltd.
255,451
0.2
13,764  CG Power & Industrial
Solutions Ltd.
133,018
0.1
14,394  Coromandel International
Ltd.
265,617
0.2
7,714
Cummins India Ltd.
477,408
0.3
204,244
GAIL India Ltd.
353,538
0.2
4,118  GE Vernova T&D India
Ltd.
223,178
0.1
22,962  Godrej Consumer
Products Ltd.
248,660
0.2
11,559
Havells India Ltd.
143,207
0.1
35,140
HCL Technologies Ltd.
439,021
0.3
15,024
(1)
HDFC Asset
Management Co. Ltd.
422,801
0.3
93,971
HDFC Bank Ltd.
736,638
0.5
9,049  Hindustan Aeronautics
Ltd.
409,811
0.3
614
Hitachi Energy India Ltd.
248,355
0.2
74,024
ICICI Bank Ltd.
978,541
0.7
218,075
Indian Oil Corp. Ltd.
321,773
0.2
12,447
Info Edge India Ltd.
130,294
0.1
59,461
Infosys Ltd.
728,035
0.5
4,904
Larsen & Toubro Ltd.
210,552
0.1
5,939
(1)
LTIMindtree Ltd.
254,574
0.2
23,826
(3)
Malco Energy Ltd.
164
0.0
13,204
Mphasis Ltd.
316,198
0.2
14,856
NHPC Ltd.
12,331
0.0
134,035  Oil & Natural Gas Corp.
Ltd.
374,531
0.3
3,567  Oracle Financial Services
Software Ltd. - Class 1
374,720
0.3
4,440
Persistent Systems Ltd.
243,088
0.2
17,284
Pidilite Industries Ltd.
270,007
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
2,478
Polycab India Ltd.
$ 247,176
0.2
93,072
Power Finance Corp. Ltd.
419,661
0.3
126,434  Power Grid Corp. of India
Ltd.
386,612
0.3
41,465
Reliance Industries Ltd.
576,446
0.4
2,385
Solar Industries India Ltd.
458,038
0.3
14,843  Sun Pharmaceutical
Industries Ltd.
280,917
0.2
23,826
(3)
Talwandi Sabo Power
Ltd.
5,661
0.0
21,500  Tata Consultancy
Services Ltd.
511,463
0.4
79,909
Tata Motors Ltd.
331,112
0.2
40,142
Tata Steel Ltd.
87,970
0.1
32,260
Tech Mahindra Ltd.
504,687
0.3
43,363
UPL Ltd.
294,221
0.2
23,826
(3)
Vedanta Aluminium Metal
Ltd.
95,620
0.1
99,667
(3)
Vedanta Ltd.
285,264
0.2
206,894
Wipro Ltd.
446,760
0.3
15,406,254
10.8
Indonesia : 0.5%
1,427,200
Bank Central Asia Tbk PT
456,053
0.3
895,900  Bank Negara Indonesia
Persero Tbk PT
185,403
0.2
470,200  Sumber Alfaria Trijaya
Tbk PT
30,259
0.0
671,715
0.5
Kuwait : 0.4%
306,394  Mobile
Telecommunications Co.
KSCP
591,999
0.4
Malaysia : 1.4%
334,500
AMMB Holdings Bhd
546,421
0.4
171,900  CIMB Group Holdings
Bhd
324,146
0.2
132,500
Malayan Banking Bhd
355,582
0.3
24,700
MISC Bhd
50,738
0.0
27,700
(1)
MR DIY Group M Bhd
11,033
0.0
33,100
Petronas Dagangan Bhd
148,094
0.1
247,800
RHB Bank Bhd
513,127
0.4
1,949,141
1.4
Mexico : 1.2%
65,177
Alfa SAB de CV - Class A
62,256
0.0
340,897  Fibra Uno Administracion
SA de CV
588,906
0.4
43,620  Fomento Economico
Mexicano SAB de CV
519,857
0.4
26,300
Grupo Bimbo SAB de CV
90,549
0.1
37,219  Grupo Financiero Banorte
SAB de CV - Class O
387,776
0.3
1,649,344
1.2
Peru : 0.4%
1,861
Credicorp Ltd.
637,634
0.4
Philippines : 0.6%
1,970
Ayala Corp.
13,963
0.0
813,000
Ayala Land, Inc.
192,304
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Philippines (continued)
33,020  Bank of the Philippine
Islands
$ 50,277
0.0
49,420
BDO Unibank, Inc.
91,444
0.1
255,620  Metropolitan Bank & Trust
Co.
263,515
0.2
9,215
PLDT, Inc.
171,906
0.1
8,130
SM Investments Corp.
75,760
0.1
859,169
0.6
Poland : 0.7%
16,296  Polski Koncern Naftowy
ORLEN SA
636,967
0.5
19,669  Powszechny Zaklad
Ubezpieczen SA
349,290
0.2
986,257
0.7
Qatar : 1.0%
762,153  Mesaieed Petrochemical
Holding Co.
256,379
0.2
113,001
Ooredoo QPSC
415,879
0.3
30,036  Qatar Electricity & Water
Co. QSC
120,063
0.1
115,879  Qatar National Bank
QPSC
566,505
0.4
1,358,826
1.0
Romania : 0.0%
6,869
NEPI Rockcastle NV
60,061
0.0
Russia : —%
354,185
(2)(3)
Alrosa PJSC
—
—
10,144,776
(2)(3)
Inter RAO UES PJSC
—
—
15,442
(2)(3)
Lukoil PJSC
—
—
9,459
(2)(3)
Magnit PJSC
—
—
116,758
(2)(3)
Mobile TeleSystems
PJSC
—
—
4,585
(2)(3)
Severstal PAO
—
—
130,134
(2)(3)
Surgutneftegas PJSC
—
—
125,422
(2)(3)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 1.9%
13,450
Ades Holding Co.
70,537
0.0
77,826
Arab National Bank
439,671
0.3
9,487
Banque Saudi Fransi
48,363
0.0
15,366
Etihad Etisalat Co.
260,427
0.2
2,387  Mouwasat Medical
Services Co.
42,371
0.0
69,195
Riyad Bank
372,020
0.3
24,127
Saudi Awwal Bank
217,684
0.2
12,590  Saudi Basic Industries
Corp.
189,291
0.1
22,333
Saudi Investment Bank
79,748
0.1
98,882
Saudi National Bank
1,052,022
0.7
2,772,134
1.9
South Africa : 2.3%
50,085
Absa Group Ltd.
730,037
0.5
2,390
Bid Corp. Ltd.
59,976
0.0
17,897
Gold Fields Ltd.
705,811
0.5
24,713  Harmony Gold Mining
Co. Ltd.
452,089
0.3
8,604
Naspers Ltd. - Class N
451,946
0.3
75,422
OUTsurance Group Ltd.
329,550
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
29,886
Shoprite Holdings Ltd.
$ 525,949
0.4
27,832
Sibanye Stillwater Ltd.
83,228
0.1
3,338,586
2.3
South Korea : 22.2%
4,036
Amorepacific Corp.
307,920
0.2
548
APR Corp./Korea
143,818
0.1
3,257
DB Insurance Co. Ltd.
309,275
0.2
2,595  Hana Financial Group,
Inc.
198,572
0.1
95  Hanwha Aerospace Co.
Ltd.
74,074
0.0
2,744
HD Hyundai Co. Ltd.
505,479
0.4
601  HD Hyundai Electric Co.
Ltd.
420,901
0.3
759  HD Hyundai Heavy
Industries Co. Ltd.
350,728
0.2
684  HD Hyundai Marine
Solution Co. Ltd.
101,696
0.1
1,801  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
505,737
0.4
961
Hyundai Mobis Co. Ltd.
489,378
0.3
368
Hyundai Motor Co.
176,069
0.1
588
Hyundai Rotem Co. Ltd.
78,231
0.1
8,266
KB Financial Group, Inc.
828,143
0.6
5,533
Kia Corp.
620,693
0.4
6,869  Korea Electric Power
Corp.
178,439
0.1
1,527
LG Chem Ltd.
372,014
0.3
4,117
LG Corp.
400,793
0.3
928
LG Electronics, Inc.
180,936
0.1
39,406
LG Uplus Corp.
422,002
0.3
1,177
LS Electric Co. Ltd.
189,688
0.1
425
POSCO Holdings, Inc.
119,713
0.1
4,350
Posco International Corp.
184,161
0.1
1,964
Samsung C&T Corp.
566,386
0.4
273  Samsung Electro-
Mechanics Co. Ltd.
385,909
0.3
57,073  Samsung Electronics Co.
Ltd.
11,973,553
8.4
240  Samsung Fire & Marine
Insurance Co. Ltd.
90,571
0.1
1,585
Samsung SDS Co. Ltd.
315,397
0.2
11,885  Shinhan Financial Group
Co. Ltd.
739,274
0.5
6,393
SK Hynix, Inc.
9,953,952
7.0
532
SK Square Co. Ltd.
441,144
0.3
210
SK, Inc.
94,532
0.1
31,719,178
22.2
Taiwan : 24.6%
8,000
Accton Technology Corp.
612,115
0.4
8,000
Advantech Co. Ltd.
125,753
0.1
4,000
Alchip Technologies Ltd.
554,546
0.4
20,000  ASE Technology Holding
Co. Ltd.
382,107
0.3
4,000  Asia Vital Components
Co. Ltd.
337,306
0.2
1,000
ASPEED Technology, Inc.
595,142
0.4
4,000
Asustek Computer, Inc.
96,498
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
61,000  Catcher Technology Co.
Ltd.
$ 396,215
0.3
7,000
Chroma ATE, Inc.
557,003
0.4
410,000
Compal Electronics, Inc.
476,951
0.3
31,000
Delta Electronics, Inc.
2,378,515
1.7
3,000  eMemory Technology,
Inc.
323,854
0.2
586,000  Far Eastern New Century
Corp.
480,236
0.3
21,000  Formosa Chemicals &
Fibre Corp.
33,504
0.0
7,200
Fortune Electric Co. Ltd.
199,617
0.2
188,000  Hon Hai Precision
Industry Co. Ltd.
1,720,914
1.2
1,000
Hon Precision, Inc.
262,063
0.2
13,000  International Games
System Co. Ltd.
312,563
0.2
14,000
Inventec Corp.
31,055
0.0
2,000  Jentech Precision
Industrial Co. Ltd.
224,373
0.2
2,000
King Slide Works Co. Ltd.
319,645
0.2
3,000
Largan Precision Co. Ltd.
336,438
0.2
40,000
Lite-On Technology Corp.
295,460
0.2
11,000
MediaTek, Inc.
1,495,468
1.1
17,975
PharmaEssentia Corp.
535,285
0.4
1,000  President Chain Store
Corp.
6,832
0.0
277,962  Taiwan Semiconductor
Manufacturing Co. Ltd.
20,592,908
14.5
261,000  United Microelectronics
Corp.
1,175,009
0.8
1,000
Wiwynn Corp.
170,929
0.1
35,028,304
24.6
Thailand : 1.4%
13,400  Advanced Info Service
PCL
145,142
0.1
121,400  Charoen Pokphand
Foods PCL
70,737
0.1
57,700  Delta Electronics
Thailand PCL
622,252
0.4
8,700
Kasikornbank PCL
53,732
0.0
25,400  Kasikornbank PCL
- Foreign
156,872
0.1
483,700
Minor International PCL
333,940
0.2
325,900
PTT PCL - Foreign
363,001
0.3
53,000
SCB X PCL - Foreign
218,924
0.2
1,964,600
1.4
Turkey : 0.1%
73,381  Turkcell Iletisim
Hizmetleri AS
159,631
0.1
United Arab Emirates : 1.3%
185,331
Aldar Properties PJSC
395,914
0.3
586,559  Dubai Electricity & Water
Authority PJSC
417,451
0.3
97,282  Emaar Development
PJSC
385,562
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Arab Emirates (continued)
181,417
Emaar Properties PJSC
$ 587,129
0.4
1,786,056
1.3
Total Common Stock
(Cost $85,818,499)
137,428,338
96.4
EXCHANGE-TRADED FUNDS : 0.5%
11,150  iShares MSCI Emerging
Markets ETF
764,890
0.5
Total Exchange-Traded
Funds
(Cost $446,459)
764,890
0.5
PREFERRED STOCK : 1.7%
Brazil : 1.7%
43,521
Axia Energia
495,381
0.4
49,133  Banco Bradesco SA -
Preference Shares
173,661
0.1
31,312
Gerdau SA
141,398
0.1
108,919
Itau Unibanco Holding SA
864,520
0.6
271,074
Itausa SA
698,031
0.5
2,372,991
1.7
Total Preferred Stock
(Cost $1,740,513)
2,372,991
1.7
Total Long-Term
Investments
(Cost $88,005,471)
140,566,219
98.6
Total Investments in
Securities
(Cost $88,005,471) $ 140,566,219 98.6
Assets in Excess of
Other Liabilities 2,013,307 1.4
Net Assets $ 142,579,526 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 44.7%
Financials 17.2
Industrials 8.7
Consumer Discretionary 6.0
Materials 5.6
Communication Services 5.4
Utilities 2.6
Energy 2.3
Health Care 2.0
Consumer Staples 1.9
Real Estate 1.7
Exchange-Traded Funds 0.5
Assets in Excess of Other Liabilities 1.4
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 622,247 $ — $ 622,247
Brazil 3,499,427 — — 3,499,427
Chile 177,841 — — 177,841
China 3,865,364 26,011,931 — 29,877,295
Greece — 1,615,700 — 1,615,700
Hungary 696,939 — — 696,939
India 223,178 14,796,367 386,709 15,406,254
Indonesia 30,259 641,456 — 671,715
Kuwait 591,999 — — 591,999
Malaysia 148,094 1,801,047 — 1,949,141
Mexico 1,649,344 — — 1,649,344
Peru 637,634 — — 637,634
Philippines 353,238 505,931 — 859,169
Poland 636,967 349,290 — 986,257
Qatar 982,384 376,442 — 1,358,826
Romania 60,061 — — 60,061
Russia — — — —
Saudi Arabia 898,746 1,873,388 — 2,772,134
South Africa 915,475 2,423,111 — 3,338,586
South Korea 715,485 31,003,693 — 31,719,178
Taiwan 6,832 35,021,472 — 35,028,304
Thailand 573,605 1,390,995 — 1,964,600
Turkey — 159,631 — 159,631
United Arab Emirates — 1,786,056 — 1,786,056
Total Common Stock 16,662,872 120,378,757 386,709 137,428,338
Exchange-Traded Funds 764,890 — — 764,890
Preferred Stock 2,372,991 — — 2,372,991
Total Investments, at fair value $ 19,800,753 $ 120,378,757 $ 386,709 $ 140,566,219
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (1,015,087) $ — $ (1,015,087)
Total Liabilities $ — $ (1,015,087) $ — $ (1,015,087)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
At May 31, 2026, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI
Emerging Markets ETF
Citibank N.A. Call 06/18/26 USD 66.210 215,153 USD 14,759,496 $ 347,192 $ (754,646)
iShares MSCI
Emerging Markets ETF
JPMorgan Chase
Bank N.A. Call 07/02/26 USD 71.340 103,499 USD 7,100,031 127,086 (143,110)
iShares MSCI
Emerging Markets ETF
UBS AG Call 07/02/26 USD 72.200 103,498 USD 7,099,963 100,114 (117,331)
$ 574,392 $ (1,015,087)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 61,703,027
Gross Unrealized Depreciation (9,142,279)
Net Unrealized Appreciation $ 52,560,748